Condensed Consolidated Statements of Operations and Comprehensive Loss (unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		41 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Condensed Consolidated Statements Of Operations And Comprehensive Loss
Revenue	$ 14,785		$ 14,785			$ 54,968	$ 54,968
Expenses
General and administrative	129,318	67,961	249,986	242,660	434,006	448,037	1,149,228
Professional fees	119,510	153,226	412,532	310,585	621,722	250,466	1,636,554
Salaries and office administrative fees	457,355	179,846	670,518	569,238	666,419	666,373	2,110,594
Research and development	1,071,984	524,534	2,733,742	1,758,372	2,503,765	2,773,142	6,970,137
Impairment of patents					350,000		350,000
Total Operating Expenses	1,778,167	925,567	4,066,778	2,880,855	4,575,912	4,138,018	12,216,513
Net Operating Loss	(1,763,382)	(925,567)	(4,051,993)	(2,880,855)	(4,575,912)	(4,083,050)	(12,161,545)
Other Income
Grants received			143,987		865,623		865,623
Loss on derivative remeasurement	(4,130,562)		(3,363,561)
Net Other Expenses	(4,130,562)		(3,219,574)
Provision for income taxes
Net Loss	(5,893,944)	(925,567)	(7,271,567)	(2,880,855)	(3,710,289)	(4,083,050)	(11,295,922)
Other Comprehensive Loss
Foreign currency translation adjustments	(19,893)	(6,478)	(33,731)	(18,336)	(25,519)	(38,914)	(59,795)
Total Other Comprehensive Loss	(19,893)	(6,478)	(33,731)	(18,336)	(25,519)	(38,914)	(59,795)
Net Comprehensive Loss	$ (5,913,837)	$ (932,045)	$ (7,305,298)	$ (2,899,191)	$ (3,735,808)	$ (4,121,964)	$ (11,355,717)
Net Loss per Share - Basic and Diluted	$ (0.44)	$ (0.08)	$ (0.56)	$ (0.27)	$ (0.34)	$ (0.44)
Weighted Average Shares Outstanding - Basic and Diluted	13,524,998	11,086,237	13,057,866	10,649,152	10,832,369	9,359,934